PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$279,025	$522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	(26)	(139)	(25)	-	(190)
Balance, June 30, 2024	$34,138	$171,494	$32,589	$-	$238,221

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	1,617	1,570	294	-	3,481
Translation differences	(26)	(149)	(27)	-	(202)
Balance, June 30, 2024	$29,912	$171,494	$30,759	-	$232,165

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At June 30, 2024	$4,226	$-	$1,830	$-	$6,056

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)